LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of finance lease and operating lease by lessee [line items]
Depreciation method, right-of-use assets	$ 50.1	$ 48.7
Short-term lease, low-value assets, and variable lease payments expenses	19.5	16.3
Net book value of property, plant and equipment leased under operating lease to third parties	58.2	72.8
Cost of sales
Disclosure of finance lease and operating lease by lessee [line items]
Depreciation method, right-of-use assets	47.8	47.0
Selling, general and administrative expenses
Disclosure of finance lease and operating lease by lessee [line items]
Depreciation method, right-of-use assets	$ 2.3	$ 1.7